UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 7.7%
Auto Components - 0.3%
$250,000	Johnson Controls Inc., Senior Notes, 5.000% due 11/15/06 (a)	$249,169

Automobiles - 0.3%
90,000	DaimlerChrysler North America Holding Corp., 4.050% due 6/4/08	87,255
110,000	Ford Motor Co., Notes, 7.450% due 7/16/31	82,225
110,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	81,125

	Total Automobiles	250,605

Capital Markets - 0.4%
60,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	57,877
30,000	Lehman Brothers Holdings E-Capital Trust I, 5.550% due 5/19/06 (b)(c)	30,116
40,000	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	39,132
250,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (a)	233,627

	Total Capital Markets	360,752

Commercial Banks - 0.5%
130,000	Bank of America Corp., Senior Notes, 3.875% due 1/15/08	127,043
40,000	Resona Preferred Global Securities Cayman Ltd., Tier 1, 7.191% due 7/30/06 (b)(c)	41,806
160,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	155,525
130,000	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10	124,872

	Total Commercial Banks	449,246

Commercial Services & Supplies - 0.1%
70,000	Waste Management Inc., 6.375% due 11/15/12	72,796

Consumer Finance - 0.4%
370,000	General Motors Acceptance Corp., Notes, 6.125% due 8/28/07 (a)	358,989

Diversified Financial Services - 1.7%
40,000	Aiful Corp., Notes, 5.000% due 8/10/10 (b)	38,737
30,000	Credit Suisse First Boston USA Inc., 4.875% due 8/15/10	29,319
390,000	Ford Motor Credit Co., Notes, 7.375% due 10/28/09 (a)	366,931
250,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.995% due 6/22/06 (a)(c)	250,348
200,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10 (a)	218,428
225,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09 (a)	215,932
225,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13 (a)	226,819
70,000	Residential Capital Corp., 6.000% due 2/22/11	69,514

	Total Diversified Financial Services	1,416,028

Diversified Telecommunication Services - 0.6%
75,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	73,403
50,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	53,720
80,000	Telecom Italia Capital SA, 5.250% due 10/1/15	74,571
250,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (a)	247,899

	Total Diversified Telecommunication Services	449,593

Electric Utilities - 0.4%
70,000	Exelon Corp., Bonds, 5.625% due 6/15/35	63,745
	FirstEnergy Corp., Notes:
40,000	Series B, 6.450% due 11/15/11	41,438
90,000	Series C, 7.375% due 11/15/31	100,273
50,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	49,091
30,000	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	31,010

	Total Electric Utilities	285,557

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Health Care Providers & Services - 0.4%
$145,000	HCA Inc., Notes, 7.125% due 6/1/06	$146,080
175,000	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	175,451

	Total Health Care Providers & Services	321,531

Independent Power Producers & Energy Traders - 0.1%
80,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	80,204

Industrial Conglomerates - 0.2%
140,000	Tyco International Group SA, 6.000% due 11/15/13	140,849

IT Services - 0.1%
70,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	73,590

Media - 0.5%
125,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	140,769
130,000	Liberty Media Corp., Bonds, 7.875% due 7/15/09	137,445
30,000	News America Inc., 6.200% due 12/15/34	28,186
40,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	46,175
	Time Warner Inc.:
70,000	6.875% due 5/1/12	73,484
20,000	7.700% due 5/1/32	22,059

	Total Media	448,118

Multi-Utilities - 0.1%
70,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	69,451

Oil, Gas & Consumable Fuels - 0.9%
60,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31	67,008
60,000	Anadarko Finance Co., Series B, 7.500% due 5/1/31	69,982
40,000	ChevronTexaco Capital Co., 3.500% due 9/17/07	39,094
130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	147,514
80,000	Devon Energy Corp., Debentures, 7.950% due 4/15/32	98,271
120,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	137,670
56,000	Pemex Project Funding Master Trust, Notes, 6.625% due 6/15/35 (b)	54,166
90,000	Williams Cos. Inc., Debentures, Series A, 7.500% due 1/15/31	93,825
70,000	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13	72,511

	Total Oil, Gas & Consumable Fuels	780,041

Paper & Forest Products - 0.2%
120,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	125,074

Road & Rail - 0.2%
192,113	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	189,292

Tobacco - 0.1%
100,000	Altria Group Inc., Notes, 7.000% due 11/4/13	107,670

Wireless Telecommunication Services - 0.2%
135,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	152,718

	TOTAL CORPORATE BONDS & NOTES (Cost - $6,482,858)	6,381,273

ASSET-BACKED SECURITIES - 1.9%
Automobiles - 1.3%
500,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (a)(b)	479,367
625,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 4/14/06 (b)(c)(d)	618,203

	Total Automobiles	1,097,570

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Home Equity - 0.6%
	ACE Securities Corp.:
$263,843	Series 2004-SD1, Class A1, 5.308% due 4/24/06 (a)(c)	$264,806
200,000	Series 2006-SL2, Class A, 4.991% due 4/25/06 (c)	200,000
12,802	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30	12,833

	Total Home Equity	477,639

	TOTAL ASSET-BACKED SECURITIES (Cost - $1,602,198)	1,575,209

MORTGAGE-BACKED SECURITIES - 15.9%
FHLMC - 4.4%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
900,000	5.000% due 12/1/21 (e)(f)	877,219
570,000	5.500% due 12/1/21 (e)(f)	566,260
2,225,000	6.000% due 12/1/36 (e)	2,224,306

	TOTAL FHLMC	3,667,785

FNMA - 9.4%
	Federal National Mortgage Association (FNMA):
293,603	4.500% due 4/1/06 (a)(c)	276,152
450,000	6.250% due 2/1/11 (a)	467,180
21,190	7.000% due 7/1/15-2/1/29	21,841
550,000	5.000% due 12/1/21 (e)	536,250
235,402	6.500% due 6/1/28-7/1/28	241,433
32,486	8.000% due 1/1/31	34,668
4,921	7.500% due 3/1/31	5,145
2,900,000	5.000% due 12/1/36-12/31/36 (e)(f)	2,761,235
2,600,000	5.500% due 12/1/36 (e)(f)	2,538,250
950,000	6.000% due 12/1/36 (e)(f)	948,813

	TOTAL FNMA	7,830,967

GNMA - 2.1%
	Government National Mortgage Association (GNMA):
600,000	5.000% due 12/1/36 (e)(f)	581,250
1,200,000	6.000% due 12/1/36 (e)(f)	1,213,875

	TOTAL GNMA	1,795,125

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $13,471,415)	13,293,877

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 1.9%
246,792	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 5.106% due 4/19/06 (a)	248,212
	Downey Savings and Loan Association Mortgage Loan Trust:
242,363	Series 2005-AR2, Class 2A1A, 4.986% due 4/19/06 (a)	244,652
	Series 2006-AR1:
200,000	Class 1A1A, 4.671% due 3/31/06	200,000
200,000	Class 1A1B, 4.671% due 3/31/06	200,000
	Harborview Mortgage Loan Trust:
140,899	Series 2004-08, Class 3A2, 5.176% due 4/19/06 (c)	141,471
327,042	Series 2004-11, Class 3A1A, 5.126% due 4/19/06 (a)(c)	327,836
244,354	Washington Mutual Inc., Series 2005-AR19, Class A1A2, 5.108% due 4/24/06 (a)	245,095

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,603,898)	1,607,266

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
SOVEREIGN BONDS - 1.2%
Brazil - 0.2%
	Federative Republic of Brazil:
$30,000	10.125% due 5/15/27	$39,000
80,000	11.000% due 8/17/40	102,620

	Total Brazil	141,620

Canada - 0.3%
250,000	Province of Ontario, Note, 3.282% due 3/28/08 (a)	240,807

Colombia - 0.1%
50,000	Republic of Colombia, Medium-Term Notes, 11.750% due 2/25/20	71,300

Mexico - 0.3%
191,000	United Mexican States, Medium-Term Notes, Series A, 7.500% due 4/8/33 (a)	214,063

Panama - 0.0%
30,000	Republic of Panama, 9.375% due 4/1/29	38,175

Peru - 0.0%
30,000	Republic of Peru, 8.750% due 11/21/33	33,487

Russia - 0.3%
240,000	Russian Federation, 5.000% due 3/31/07 (a)(b)(c)	263,025

	TOTAL SOVEREIGN BONDS (Cost - $1,015,826)	1,002,477

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.7%
U.S. Government Agency - 0.1%
100,000	Tennessee Valley Authority, Notes, 5.375% due 4/1/56	98,598

U.S. Government Obligations - 4.6%
	U.S. Treasury Bonds:
350,000	8.750% due 8/15/20 (a)	480,840
367,000	6.125% due 8/15/29 (a)	420,874
184,000	5.375% due 2/15/31	193,746
	Inflation Indexed:
349,601	2.000% due 1/15/16 (a)	339,236
349,601	2.000% due 1/15/26 (a)	331,411
	U.S. Treasury Notes:
1,000,000	2.500% due 10/31/06 (a)	986,993
210,000	4.500% due 2/15/09	208,245
250,000	3.375% due 10/15/09 (a)	238,389
285,000	4.500% due 2/15/16 (a)	277,274
366,272	Inflation Indexed, 0.875% due 4/15/10 (a)	347,043

	Total U.S. Government Obligations	3,824,051

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,985,120)	3,922,649

SHARES
COMMON STOCKS - 64.4%
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.2%
3,174	DaimlerChrysler AG	182,219

Hotels, Restaurants & Leisure - 1.0%
24,400	McDonald’s Corp.	838,384

Leisure Equipment & Products - 0.2%
6,600	Eastman Kodak Co.	187,704

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Media - 4.6%
19,395	Comcast Corp., Class A Shares*	$507,373
27,989	DIRECTV Group Inc.*	459,020
2,187	Discovery Holding Co., Class A Shares*	32,805
1,312	Liberty Global Inc., Series A Shares*	26,857
1,312	Liberty Global Inc., Series C Shares*	25,912
21,875	Liberty Media Corp., Class A Shares*	179,594
102,260	News Corp., Class A Shares	1,698,538
53,000	Time Warner Inc.	889,870

	Total Media	3,819,969

Specialty Retail - 1.7%
33,800	Home Depot Inc.	1,429,740

	TOTAL CONSUMER DISCRETIONARY	6,458,016

CONSUMER STAPLES - 7.3%
Beverages - 2.8%
13,500	Anheuser-Busch Cos. Inc.	577,395
19,200	Coca-Cola Co.	803,904
16,900	PepsiCo Inc.	976,651

	Total Beverages	2,357,950

Food & Staples Retailing - 1.5%
26,600	Wal-Mart Stores Inc.	1,256,584

Food Products - 0.8%
9,800	H.J. Heinz Co.	371,616
13,900	Sara Lee Corp.	248,532

	Total Food Products	620,148

Household Products - 2.2%
5,800	Colgate-Palmolive Co.	331,180
6,000	Kimberly-Clark Corp.	346,800
20,600	Procter & Gamble Co.	1,186,972

	Total Household Products	1,864,952

	TOTAL CONSUMER STAPLES	6,099,634

ENERGY - 9.1%
Energy Equipment & Services - 7.1%
9,000	Diamond Offshore Drilling Inc.	805,500
20,000	Halliburton Co.	1,460,400
7,100	Schlumberger Ltd.	898,647
34,700	Transocean Inc.*	2,786,410

	Total Energy Equipment & Services	5,950,957

Oil, Gas & Consumable Fuels - 2.0%
3,800	Amerada Hess Corp.	541,120
4,800	BP PLC, Sponsored ADR	330,912
8,800	Exxon Mobil Corp.	535,568
4,200	Royal Dutch Shell PLC, ADR, Class A Shares	261,492

	Total Oil, Gas & Consumable Fuels	1,669,092

	TOTAL ENERGY	7,620,049

FINANCIALS - 15.0%
Capital Markets - 4.6%
63,700	Bank of New York Co. Inc.	2,295,748
19,400	Merrill Lynch & Co. Inc.	1,527,944

	Total Capital Markets	3,823,692

Commercial Banks - 1.7%
20,144	Bank of America Corp.	917,358
8,400	Mercantile Bankshares Corp.	322,980

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks - 1.7%(continued)
2,700	SunTrust Banks Inc.	$196,452

	Total Commercial Banks	1,436,790

Consumer Finance - 1.3%
20,700	American Express Co.	1,087,785

Diversified Financial Services - 2.0%
39,500	JPMorgan Chase & Co.	1,644,780

Insurance - 4.8%
22,000	American International Group Inc.	1,453,980
575	Berkshire Hathaway Inc., Class B Shares*	1,731,900
5,600	Chubb Corp.	534,464
12,300	Horace Mann Educators Corp.	231,240

	Total Insurance	3,951,584

Thrifts & Mortgage Finance - 0.6%
8,600	Freddie Mac	524,600

	TOTAL FINANCIALS	12,469,231

HEALTH CARE - 5.2%
Health Care Providers & Services - 0.7%
4,300	CIGNA Corp.	561,666

Pharmaceuticals - 4.5%
31,400	Abbott Laboratories	1,333,558
6,800	Bristol-Myers Squibb Co.	167,348
11,600	Merck & Co. Inc.	408,668
31,058	Pfizer Inc.	773,965
22,400	Wyeth	1,086,848

	Total Pharmaceuticals	3,770,387

	TOTAL HEALTH CARE	4,332,053

INDUSTRIALS - 3.9%
Air Freight & Logistics - 0.2%
1,600	United Parcel Service Inc., Class B Shares	127,008

Industrial Conglomerates - 2.6%
7,000	3M Co.	529,830
48,300	General Electric Co.	1,679,874

	Total Industrial Conglomerates	2,209,704

Road & Rail - 1.1%
21,000	Canadian National Railway Co.	950,880

	TOTAL INDUSTRIALS	3,287,592

INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 3.6%
44,400	Cisco Systems Inc.*	962,148
260,200	Lucent Technologies Inc.*	793,610
54,800	Motorola Inc.	1,255,468

	Total Communications Equipment	3,011,226

Computers & Peripherals - 4.1%
17,419	Hewlett-Packard Co.	573,085
22,900	International Business Machines Corp.	1,888,563
179,800	Sun Microsystems Inc.*	922,374

	Total Computers & Peripherals	3,384,022

Internet Software & Services - 0.7%
1,400	Google Inc., Class A Shares*	546,000

Semiconductors & Semiconductor Equipment - 2.2%
6,050	Freescale Semiconductor Inc., Class B Shares*	168,009
5,200	Intel Corp.	100,620

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 2.2% (continued)
49,600	Texas Instruments Inc.	$1,610,512

	Total Semiconductors & Semiconductor Equipment	1,879,141

Software - 1.6%
50,200	Microsoft Corp.	1,365,942

	TOTAL INFORMATION TECHNOLOGY	10,186,331

MATERIALS - 1.4%
Chemicals - 0.2%
2,283	Monsanto Co.	193,484

Metals & Mining - 1.2%
32,600	Alcoa Inc.	996,256

Paper & Forest Products - 0.0%
181	Neenah Paper Inc.	5,928

	TOTAL MATERIALS	1,195,668

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
23,928	AT&T Inc.	647,013
36,252	Verizon Communications Inc.	1,234,743

	TOTAL TELECOMMUNICATION SERVICES	1,881,756

UTILITIES - 0.3%
Electric Utilities - 0.3%
6,600	American Electric Power Co. Inc.	224,532

	TOTAL COMMON STOCKS (Cost - $44,516,060)	53,754,862

WARRANT
WARRANT - 0.0%
1,239	Lucent Technologies Inc., Expires 12/10/07* (Cost - $0)	774

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $72,677,375)	81,538,387

FACE AMOUNT
SHORT-TERM INVESTMENTS - 17.3%
U.S. Government Agencies - 2.5%
	Federal Home Loan Bank (FHLB), Discount Notes:
$1,000,000	4.656% due 4/19/06 (g)	997,938
1,000,000	4.553% due 5/2/06 (g)	996,351
65,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.680%-4.681% due 5/15/06 (g)	64,647

	Total U.S. Government Agencies	2,058,936

Repurchase Agreements - 14.8%
10,004,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated 3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $10,007,993; (Fully collateralized by U.S. government agency obligation, 4.625% due 2/8/08; Market value - $10,207,895) (a)	10,004,000
2,372,000	State Street Bank & Trust Co., dated 03/31/06, 4.050% due 4/3/06; Proceeds at maturity - $2,372,801; (Fully collateralized by U.S. Treasury Bond, 4.500% due 02/15/36; Market value - $2,422,400)	2,372,000

	Total Repurchase Agreements (Cost - $12,376,000)	12,376,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,434,936)	14,434,936

	TOTAL INVESTMENTS - 115.0% (Cost - $87,112,311#)	95,973,323
	Liabilities in Excess of Other Assets - (15.0)%	(12,522,558)

	TOTAL NET ASSETS - 100.0%	$83,450,765

*	Non-income producing security.

(a)	All or a portion of this security is segregated for TBA’s and mortgage dollar rolls.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at March 31, 2006. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(f)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(g)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Variable Total Return Portfolio (the “Fund”), is a separate diversified investment fund of the Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Prior to May 1, 2006, the Fund was named Salomon Brothers Variable Total Return Fund and the Company was named Salomon Brothers Variable Series Funds Inc.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the

Notes to Schedule of Investments (unaudited) (continued)

repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,672,823
Gross unrealized depreciation	(2,811,811)

Net unrealized appreciation	$8,861,012

At March 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain(Loss)
Contracts to Buy:
U.S. 5 Year Treasury Notes	56	6/06	$5,876,905	$5,848,500	$(28,405)
U.S. Treasury Bonds	5	6/06	554,713	545,781	(8,932)

					(37,337)

Contracts to Sell:
U.S. 10 Year Treasury Notes	2	6/06	214,615	212,781	$1,834

Net Unrealized Loss on Open Futures Contracts					$(35,503)

The average monthly balance of mortgage dollar rolls outstanding during the period ended March 31, 2006 was approximately $12,420,651. At March 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $12,439,044. There were no dollar rolls outstanding in excess of 10% of net assets as of March 31, 2006.

At March 31, 2006, the Fund held TBA securities with a cost of $12,439,044.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date May 30, 2006